Loss Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Numerator:
Net loss attributable to Stratasys Ltd.	$ (20,827)	$ (901,273)	$ (62,458)	$ (1,140,492)
Adjustment of redeemable non-controlling interest to redemption amount				(1,800)
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (20,827)	$ (901,273)	$ (62,458)	$ (1,142,292)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	52,432	51,941	52,232	51,437
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.40)	$ (17.35)	$ (1.20)	$ (22.21)
Diluted	$ (0.40)	$ (17.35)	$ (1.20)	$ (22.21)